Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 87	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 89	☒

 (Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

 (Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (402) 895-1600

17605 Wright Street

Omaha, NE 68130

402.895.1600

 (Name and Address of Agent for Service)

17605 Wright Street

Omaha, NE 68130

402.895.1600

With copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	James P. Ash, Esq. Gemini Fund Services, LLC 450 Wireless Blvd. Hauppauge, New York 11788 (631) 470-2619

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

 ☐On (date)   pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Witherspoon Managed Futures Strategy Fund, a series of the Trust.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 87 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of  Hauppauge, State of New York, on the 16th day of November, 2012.

NORTHERN LIGHTS FUND TRUST II

By: _____________________________

      Andrew Rogers

     Principal Executive Officer*

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on November 16, 2012.

Brian Nielsen*	Trustee & Chairman	November 16, 2012
Anthony Lewis*	Trustee	November 16, 2012
Keith Rhoades*	Trustee	November 16, 2012
Randy Skalla*	Trustee	November 16, 2012
Thomas Sarkany*	Trustee	November 16, 2012
Andrew Rogers*	President and Principal Executive Officer	November 16, 2012
Kevin Wolf*	Treasurer and Principal Accounting Officer	November 16, 2012

*By: /s/ James Ash

         James Ash

     * Attorney-in-Fact –  pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No.2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) each to Registrant’s Registration Statement on Form N-1A.

INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase